Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 13,499,811	$ 10,896,410
Tax credits carryforwards	430,468	161,943
Stock-based compensation	1,511,849	1,541,936
Lease liability	722,126	1,169,887
Section 174 Capitalization	1,547,343
Loss on impairment of debt	3,288,363	4,140,318
Other	114,973	23,933
Total deferred tax assets	21,114,933	17,934,427
Valuation allowance	(20,217,401)	(16,670,590)
Net deferred tax assets	897,533	1,263,837
Deferred tax liabilities
Right of use assets	(722,127)	(1,169,887)
Fixed assets	(175,406)	(93,950)
Total deferred tax liabilities	(897,533)	(1,263,837)
Net deferred taxes